Loss per Share and Series A, B and C Warrants (Tables)	12 Months Ended
Dec. 31, 2014
Earnings(Losses) Per Share [Abstract]
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
Presented below is a table reflecting the activity in the Series A Warrants, Series B Warrants and Series C Warrants from January 1, 2014 through December 31, 2014:

	Series A	Series B	Series C		Exercise
	Warrants	Warrants	Warrants	Total	Price

01-January-14	5,000,000	2,500,000		7,500,000	$2.60 (Series A&B)
Series C warrants issued with $25,000 offering	—	—	46,000,000	46,000,000	$1.42 (Series C)
Cashless Warrants exercised	—	(1,509,187)	(10,032,130)	(11,541,317)
31-December-14	5,000,000	990,813	35,967,870	41,958,683

Schedule of Calculation of Numerator and Denominator in Earnings Per Share [Table Text Block]
The components of the denominator for the calculation of basic loss per share and diluted loss per share for the years ended December 31, 2014, 2013 and 2012, respectively, are as follows:

	For the year	For the year	For the year
	ended	ended	ended
	December 31,	December 31,	December 31,
	2014	2013	2012
Numerator
Net loss – basic and diluted	$(12,688)	$(48,705)	$(30,888)
Basic earnings per share denominator:
Weighted average common shares outstanding	49,988,956	6,527,240	167,435
Diluted earnings per share denominator:
Weighted average common shares outstanding	49,988,956	9,351,960	167,435
Dilutive common shares:
Options	—	—	—
Warrants	—	2,824,720	—
Restricted shares	—	—	—

Dilutive effect	—	2,824,720	—

Weighted average common shares – diluted	49,988,956	9,351,960	167,435

Basic loss per common share	$(0.25)	$(7.46)	$(184.48)
Diluted loss per common share	$(0.25)	$(5.21)	$(184.48)